Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Jun. 03, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Company’s Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information
We do not have any formal policy that requires us to grant, or avoid granting, equity-based compensation to our executive officers at certain times. Consistent with our annual compensation cycle, the Compensation Committee has for several years granted annual equity awards to our executive officers and directors at the start of the new fiscal year. The timing of any equity grants to executive officers in connection with new hires, promotions, or other non-routine
grants is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date). As a result, in all cases, the timing of grants of equity awards, including stock options, occurs independent of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation.
No stock options were issued to executive officers in fiscal year 2024 during any period beginning four business days before the filing of a periodic report or current report disclosing material non
-
public
information and ending one business day after the filing or furnishing of such report with the SEC, other than as reflected in the table below:

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant Date fair value of the award
Percentage change in
the closing market
price of the securities
underlying the award
between the
trading ending
immediately prior to
the disclosure of
material
nonpublic information
and the trading day
beginning
immediately following
the disclosure of
material nonpublic
information

Howard Berman	06/03/2024	163,663	$8.15	$6.80	(2.23%)
Former Chief Executive Officer, Current Chairman of the Board

Fred Grossman	06/03/2024	70,596	$8.15	$6.80	(2.23%)
President, Chief Medical Officer

David Snyder	06/03/2024	70,596	$8.15	$6.80	(2.23%)
Chief Financial Officer and Chief Operating Officer Arun Swaminathan Chief Executive Officer (1)

(1)	Award granted while Dr. Swaminathan served as Chief Business Officer.

Award Timing Method	The timing of any equity grants to executive officers in connection with new hires, promotions, or other non-routine
grants is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date). As a result, in all cases, the timing of grants of equity awards, including stock options, occurs independent of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	The timing of any equity grants to executive officers in connection with new hires, promotions, or other non-routine
grants is tied to the event giving rise to the award (such as an executive officer’s commencement of employment or promotion effective date). As a result, in all cases, the timing of grants of equity awards, including stock options, occurs independent of the release of any material nonpublic information, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of equity-based compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant Date fair value of the award
Percentage change in
the closing market
price of the securities
underlying the award
between the
trading ending
immediately prior to
the disclosure of
material
nonpublic information
and the trading day
beginning
immediately following
the disclosure of
material nonpublic
information

Howard Berman	06/03/2024	163,663	$8.15	$6.80	(2.23%)
Former Chief Executive Officer, Current Chairman of the Board

Fred Grossman	06/03/2024	70,596	$8.15	$6.80	(2.23%)
President, Chief Medical Officer

David Snyder	06/03/2024	70,596	$8.15	$6.80	(2.23%)
Chief Financial Officer and Chief Operating Officer Arun Swaminathan Chief Executive Officer (1)

Howard Berman [Member]
Awards Close in Time to MNPI Disclosures
Name		Howard Berman
Underlying Securities		163,663
Exercise Price | $ / shares		$ 8.15
Fair Value as of Grant Date		$ 6.8
Underlying Security Market Price Change		(2.23)
Fred Grossman [Member]
Awards Close in Time to MNPI Disclosures
Name		Fred Grossman
Underlying Securities		70,596
Exercise Price | $ / shares		$ 8.15
Fair Value as of Grant Date		$ 6.8
Underlying Security Market Price Change		(2.23)
David Snyder [Member]
Awards Close in Time to MNPI Disclosures
Name		David Snyder
Underlying Securities		70,596
Exercise Price | $ / shares		$ 8.15
Fair Value as of Grant Date		$ 6.8
Underlying Security Market Price Change		(2.23)